Subsequent Events (Details) - Class B Ordinary Shares [Member] - USD ($)	Sep. 16, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Forecast [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Number of shares issued	5,830,904
Purchase price, per share	$ 0.343
Amount of purchase price	$ 2,000,000
Ordinary shares, par value	$ 0.0001